Unaudited Proforma Financial Information (Detail) (Tune Up Software Gmbh, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Tune Up Software Gmbh
Business Acquisition, Pro Forma Information [Line Items]
Pro forma net revenue	$ 281,506
Pro forma net income	$ 98,277